Salaries and personnel expenses - Payroll expenses and employees (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Analysis of income and expense [abstract]
Salaries	$ 3,197	$ 2,876	$ 2,875
Pension costs	495	441	459
Payroll tax	538	511	433
Other compensations and social costs	381	375	324
Total payroll expenses	$ 4,610	$ 4,203	$ 4,090
Average number of employees | employee	24,400	23,000	21,900
Percent of part time employees	2.00%	2.00%	3.00%